Skajaquoda Group inc.
1001 Society Drive
Claymont, DE 19703
Tel: (302) 504 4448
Fax: (206) 339 5547

December 3, 2011

Jay Ingram
Legal Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance 100 F Street, N.E.
Washington, D.C. 20549-3561Re:
Skajaquoda Group inc.
Registration Statement on Form S-1 File
No. 333-176727

Dear Mr. Ingram:

Set forth below are the responses of Skajaquoda Group inc., a Delaware corporation ("we" or the "corporation"), to comments received from the staff of the Division of Corporation Finance (the " Staff ") of the U.S. Securities and Exchange Commission (the " Commission ") by letter dated November 29, 2011 with respect to the corporation's Form S-1 initially filed with the Commission on September 8, 2011, File No. 333-176727 (the " Registration Statement "). Concurrently with the submission of this letter, we are filing through EDGAR Amendment No. 3 to the Registration Statement (" Amendment No. 3 ").

Each response is prefaced by the exact text of the Staff's corresponding comment in bold text. All references to pages numbers and captions in our responses correspond to Amendment No. 3, unless otherwise indicated.

General

1. Please note that we have referred your filing to the Division of Investment Management for their review of your response to comment two of our letter dated November 7, 2011. We may have further comments after their review of your filing is completed.

Financial Statements

2. Please revise to update your financial statements pursuant to Article 8-08 of Regulation S-X. Please ensure you also: i) update the selected financial data and MD&A sections accordingly, and ii) provide an updated auditor’s consent.

Response: We have updated the MD&A and our financial statements pursuant to Article 8-08 of Regulation S-X. Please see exhibit 23.1 for the updated auditor’s consent.

Results of Operations, page 25

3. We note your revisions made pursuant to comment five of our letter dated November 7, 2011. Please include the clarifying information regarding contributed services under the “Net Profit” heading included herein as well.

Response: We have included the clarifying information regarding contributed services under “Net Profit” on page 25.

Thank you for your assistance and suggestions.

Respectfully submitted,

Skajaquoda Group

By: /s/ Einar Agustsson
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Einar Agustsson
Chief Executive Officer